Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2025	2024
	USD in thousands
Cost
Furniture and fixtures	105	77
Software	348	289
Equipment	1,122	970
Leasehold Improvements	152	134

	1,727	1,470
Accumulated Depreciation	(1,632)	(1,347)

Total Property, Plant and Equipment, Net	95	123